Borrowings And Debentures - Details Of Debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 41,303,161	₩ 44,239,023
Discounts on bonds	[1]	(63,916)	(40,537)
Total		41,239,245	44,198,486	$ 31,943,644
Fair value hedged amount of debentures		3,943,224	3,076,983
Cash flow hedged amount of debentures		₩ 932,392	₩ 1,324,812
Ordinary bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.80%	0.80%	0.80%
Ordinary bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	7.50%	7.50%	7.50%
Ordinary bonds | Gross carrying amount
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 34,393,418	₩ 37,132,334
Subordinated bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.90%	1.90%	1.90%
Subordinated bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	5.10%	5.10%	5.10%
Subordinated bonds | Gross carrying amount
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 5,241,848	₩ 5,835,325
Other bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.60%	0.80%	1.60%
Other bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	17.00%	17.00%	17.00%
Other bonds | Gross carrying amount
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 1,667,895	₩ 1,271,364

[1]	Included debentures under fair value hedge amounting to and 3,076,983 million Won and 3,943,224 million Won as of December 31, 2022 and 2023 respectively. Also, debentures under cash flow hedge amounting to 1,324,812 million Won and 932,392 million Won are included as of December 31, 2022 and 2023 respectively.